Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information
Supplemental Cash Flow Information

28.  Supplemental Cash Flow Information

Non-cash investing and financing activities are excluded from the consolidated statement of cash flows and are summarized as follows:

	For the year ended December 31,
($ thousands)	2015	2014	2013

Equity consideration related to IGT acquisition	(928,884)	—	—
Capital expenditures	(32,879)	(17,512)	(47,663)

Non-cash investing activities, net	(961,763)	(17,512)	(47,663)

Dividends declared	—	(156,922)	—
Note consent fees	—	(34,756)	—
Capital increase - non-controlling interest	—	14,731	4,143

Non-cash financing activities, net	—	(176,947)	4,143